Revenue	12 Months Ended
Mar. 31, 2020
Revenue From Contract With Customers [Abstract]
Revenue
Revenue

 Significant accounting policies that apply to revenue
Revenue from contracts with customers in scope with IFRS 15
Most revenue recognised by the group is in scope of IFRS 15 and is subject to the following revenue recognition policy.
On inception of the contract we identify a “performance obligation” for each of the distinct goods or services we have promised to provide to the customer. The consideration specified in the contract with the customer is allocated to each performance obligation identified based on their relative standalone selling prices, and is recognised as revenue as they are satisfied.
The table below summarises the performance obligations we have identified for our major service lines and provides information on the timing of when they are satisfied and the related revenue recognition policy. Also detailed in this note is revenue expected to be recognised in future periods for contracts in place at 31 March 2020 that contain unsatisfied performance obligations.

Service line	Performance obligations	Revenue recognition policy
ICT and managed networks
Provision of networked IT services, managed network services, and arrangements to design and build software solutions. Performance obligations are identified for each distinct service or deliverable for which the customer has contracted, and are considered to be satisfied over the time period that we deliver these services or deliverables. Commitments to provide hardware to customers that are distinct from the other promises are considered to be satisfied at the point in time that control passes to the customer.

Revenue for services is recognised over time using a measure of progress that appropriately reflects the pattern by which the performance obligation is satisfied. For time and material contracts, revenue is recognised as the service is received by the customer. Where performance obligations exist for the provision of hardware, revenue is recognised at the point in time that the customer obtains control of the promised asset. For long-term fixed price contracts revenue recognition will typically be based on the achievement of contract milestones and customer acceptance.

Fixed access subscriptions
Provision of broadband, TV and fixed telephony services including local, national and international calls, connections, line rental, and calling features. Performance obligations exist for each ongoing service provided to the customer and are satisfied over the period that the services are provided. Installation services are recognised as distinct performance obligations if their relationship with the other services in the contract is purely functional. These are satisfied when the customer benefits from the service. Connection services are not distinct performance obligations and are therefore combined with the associated service performance obligation.

Fixed subscription charges are recognised as revenue on a straight line basis over the period that the services are provided. Upfront charges for non-distinct connection and installation services are deferred as contract liabilities and are recognised as revenue over the same period. Variable charges such as call charges are recognised when the related services are delivered. Where installation activities are distinct performance obligations, revenue is recognised at the point in time that the installation is completed.

Mobile subscriptions
Provision of mobile postpaid and prepaid services, including voice minutes, SMS, and data services. Performance obligations exist for each ongoing service provided to the customer and are satisfied over the period that the services are provided.

Subscription fees, consisting primarily of monthly charges for access to broadband and other internet access or voice and data services, are recognised as the service is provided. One-off services such as calls outside of plan and excess data usage are recognised when the service is used.

Equipment and other services
Provision of equipment and other services, including mobile phone handsets and hardware such as set top boxes and broadband routers provided as part of customer contracts. Performance obligations are satisfied at the point in time that control passes to the customer. For other services, performance obligations are identified based on the distinct goods and services we have committed to provide.

Revenue from equipment sales is recognised at the point in time that control passes to the customer. Where payment is not received in full at the time of the sale, such as with equipment provided as part of mobile and fixed access subscriptions, contract assets are recognised for the amount due from the customer that will be recovered over the contract period. Revenue to be recognised is calculated by reference to the relative standalone selling price of the equipment. For other services, revenue is recognised when the related performance obligations are satisfied, which could be over time or at a point in time depending on the nature of the service.

We recognise revenue based on the relative standalone selling price of each performance obligation. Determining the standalone selling price often requires judgement and may be derived from regulated prices, list prices, a cost-plus derived price, or the price of similar products when sold on a standalone basis by BT or a competitor. In some cases it may be appropriate to use the contract price when this represents a bespoke price that would be the same for a similar customer in a similar circumstance.

The fixed element of fixed access and mobile subscription arrangements sold by our Consumer business is typically payable in advance, with any variable or one-off charges billed in arrears. Payment is received immediately for direct sales of equipment to customers. Where equipment is provided to customers under mobile and fixed access subscription arrangements, payment for the equipment is received over the course of the contract term. For sales by our enterprise businesses, invoices are issued in line with contractual terms. Payments received in advance are recognised as contract liabilities, amounts billed in arrears are recognised as contract assets.
We do not have any material obligations in respect of returns, refunds or warranties. Where we act as an agent in a transaction, we recognise commission net of directly attributable costs. Where the actual and estimated costs to completion of the contract exceed the estimated revenue, a loss is recognised immediately.
We exercise judgement in assessing whether the initial set-up, transition and transformation phases of long-term contracts are distinct from the other services to be delivered under the contract and therefore represent distinct performance obligations. This determines whether revenue is recognised in the early stages of the contract, or deferred until delivery of the other services promised in the contract begins.
We recognise immediately the entire estimated loss for a contract when we have evidence that the contract is unprofitable. If these estimates indicate that any contract will be less profitable than previously forecast, contract assets may have to be written down to the extent they are no longer considered to be fully recoverable. We perform ongoing profitability reviews of our contracts in order to determine whether the latest estimates are appropriate. Key factors reviewed include:
-  Transaction volumes or other inputs affecting future revenues which can vary depending on customer requirements, plans, market position and other factors such as general economic conditions.
-  Our ability to achieve key contract milestones connected with the transition, development, transformation and deployment phases for customer contracts.
-  The status of commercial relations with customers and the implications for future revenue and cost projections.
-  Our estimates of future staff and third-party costs and the degree to which cost savings and efficiencies are deliverable.

- Whether Covid-19 will have an impact on the assumptions listed above, including our future revenue projections, our ability to complete our contractual work on time, and our assessment of whether our force majeure contract clauses will prevent any contract penalties.

Revenue from lease arrangements in scope of IFRS 16
As set out in note 1, some arrangements to provide external communications providers with exclusive use of fixed-network telecommunications infrastructure previously accounted for as service contracts under IFRS 15 now meet the definition of operating leases under IFRS 16. During the year we changed the terms and conditions of some consumer broadband and TV products which resulted in devices such as routers provided to customers now meeting the definition of operating leases. Associated income continues to be classified as revenue as these arrangements are core business activities.
At inception of a contract, we determine whether the contact is, or contains a lease following the accounting policy set out in note 15. Arrangements meeting the definition of a lease in which we act as lessor are classified as operating or finance leases at lease inception based on an overall assessment of whether the lease transfers substantially all the risks and rewards incidental to ownership of the underlying asset. If this is the case then the lease is a finance lease; if not, it is an operating lease.
Income from arrangements classified as operating leases is presented as revenue where it relates to our core operating activities, for example leases of fixed-line telecommunications infrastructure to external communications providers and leases of devices to consumer customers as part of fixed access subscription products. Operating lease income from other arrangements is presented within other operating income (note 6).
We recognise lease payments as income on a straight-line basis over the lease term. Any upfront payments received, such as connection fees, are deferred over the lease term. Determining the lease term is subject to the significant judgements set out in note 15.
Where the contract contains both lease and non-lease components, the transaction price is allocated between the components on the basis of relative stand-alone selling price.
Income from arrangements classified as finance leases is not material to the group.

Disaggregation of revenue
The following table disaggregates revenue by our major service lines and by reportable segment. The 2018 comparatives have not been restated for the adoption of IFRS15 in 2019 and are presented under IAS 18.

	Consumer	Enterprise	Global	Openreach	Other	Total
Year ended 31 March 2020 (IFRS 15)	£m	£m	£m	£m	£m	£m

ICT and managed networks	—	2,207	2,199	—	—	4,406
Fixed access subscriptions	4,443	2,007	352	2,293	—	9,095
Mobile subscriptions	3,807	1,199	84	—	—	5,090
Equipment and other services	2,036	404	1,726	66	1	4,233
Revenue before specific items	10,286	5,817	4,361	2,359	1	22,824
Specific items (note 9)						81
Revenue						22,905

	Consumer[a]	Enterprise[a]	Global	Openreach	Other	Total
Year ended 31 March 2019 (restated) (IFRS 15)	£m	£m	£m	£m	£m	£m

ICT and managed networks	—	2,236	2,613	—	—	4,849
Fixed access subscriptions	4,564	2,181	362	2,135	—	9,242
Mobile subscriptions	3,866	1,277	130	—	—	5,273
Equipment and other services	2,054	343	1,630	65	3	4,095
Revenue before specific items	10,484	6,037	4,735	2,200	3	23,459
Specific items (note 9)						(31)
Revenue						23,428

[a]
On 1 April 2019 we transferred the Emergency Services Network contract from Consumer to Enterprise which resulted in a decrease in revenue in Consumer; and a corresponding increase in Enterprise. 2019 comparatives have been restated to reflect this transfer, see note 1.

Year ended 31 March 2018 (IAS 18)	£m

ICT and managed networks	5,530
Broadband and TV	4,655
Mobile	6,451
Calls, lines and connections	5,126
Transit	265
Other products and services	1,719
Revenue before specific items	23,746
Specific items (note 9)	(23)
Revenue	23,723

Revenue expected to be recognised in future periods for performance obligations that are not complete (or are partially complete) as at 31 March 2020 is £13,750m (31 March 2019: £14,296m). Of this, £8,191m (31 March 2019: £9,425m) relates to ICT and managed services contracts and equipment and other services which will substantially be recognised as revenue within 3 years. Fixed access and mobile subscription services typically have shorter contract periods and so £5,559m (31 March 2019: £4,871m) will substantially be recognised as revenue within two years.
Revenue recognised this year relating to performance obligations that were satisfied, or partially satisfied, in previous years was not material. Revenue related to customers' unexercised rights (for example, unused amounts on prepaid SIM cards) was not material.
Operating lease income
Presented within revenue is £2,297m income from arrangements classified as operating leases under IFRS 16 and which represent core business activities for the group. Income relates predominantly to Openreach's leases of fixed-line telecommunications infrastructure to external communications providers which is classified as fixed access subscription revenue in the table above.
During the year we also recognised £41m operating lease income from non-core business activities which is presented in other operating income (note 6). This income relates primarily to sub-leases of unutilised properties.
Note 15 presents an analysis of payments to be received across the remaining term of operating lease arrangements.
Contract assets and liabilities

 Significant accounting policies that apply to contract assets and liabilities
We recognise contract assets for goods and services for which control has transferred to the customer before consideration is due. These assets mainly relate to mobile handsets provided upfront but paid for over the course of a contract. Contract assets are reclassified as receivables when the right to payment becomes unconditional and we have billed the customer.
Contract liabilities are recognised when we have received advance payment for goods and services that we have not transferred to the customer. These primarily relate to fees received for connection and installation services that are not distinct performance obligations.
Where the initial set-up, transition or transformation phase of a long-term contract is considered to be a distinct performance obligation we recognise a contract asset for any work performed but not billed. Conversely a contract liability is recognised where these activities are not distinct performance obligations and we receive upfront consideration. In this case eligible costs associated with delivering these services are capitalised as fulfilment costs, see note 17.
We provide for expected lifetime losses on contract assets following the policy set out in note 17.

Contract assets and liabilities recognised are as follows:

Year ended 31 March	2020	2019
	£m	£m

Contract assets
Current	1,442	1,353
Non-current	279	249
	1,721	1,602
Contract liabilities
Current[a]	972	1,225
Non-current[a]	179	200
	1,151	1,425

[a] Contract liabilities recognised at 31 March 2019 include balances relating to Openreach, the majority of which are now presented as trade and other payables following adoption of IFRS 16 on 1 April 2019, see note 1.
£1,094m of the contract liability recognised at 31 March 2019 was recognised as revenue during the year (2018/19: £1,216m). Impairment losses of £59m were recognised on contract assets during the year (2018/19: £36m).
These impairment losses included £21m of impairments to contract assets recognised at 31 March 2020 reflecting increased expected credit losses above our standard provisioning policies as a result of Covid-19. This increase above our standard contract loss provisioning policies was recorded as a specific item (note 9).